Fixed Assets, net - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Fixed Assets, net
Depreciation expense	$ 10,518	$ 25,229
Depreciation expense			$ 4,731	$ 5,485